Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Notes to Financial Statements
Subsequent Events

10. Subsequent Events

On October 5, 2015, the Company closed a public offering of 2,500,000 shares of common stock and warrants to purchase 1,250,000 shares of common stock, at an offering price of $1.10 per share.  For every two shares of common stock sold, the Company issued one warrant to purchase one share of common stock.  The Company received $2,750,000 in gross proceeds, before underwriting discounts and commissions and offering expenses totaling approximately $586,608, and without giving effect to the exercise of the underwriters’ over-allotment option.  Such costs were recorded as deferred costs on the Company’s balance sheet as of September 30, 2015, and were deducted or paid from the gross proceeds from the transaction. The Company intends to use the net proceeds from this offering to fund the HuMab 5B1 human antibody program through Phase I clinical development and for working capital and general corporate purposes.

The Company granted the underwriters a 30-day option to purchase up to an additional 375,000 shares of common stock and up to an additional 187,500 warrants at the same price to cover over-allotments, if any.  The shares and warrants were separately issued and sold in equal proportions. The warrants are immediately exercisable, expire September 30, 2018, and have an exercise price of $1.32 per share.  The warrants will not be listed on any securities exchange or other trading market.

Under the terms of the underwriting agreement entered into between the Company and the underwriter in the public offering, the Company, without the prior written consent of the underwriter, is prohibited, for a period of 90 days after execution of the underwriting agreement, from issuing any equity securities, subject to certain exceptions.

On October 12, 2015, the Company and investors holding over 60% of the outstanding Registerable Securities (as such term is defined in the Registration Rights Agreements) issued in the April 2015 Private Placement entered into a third amendment agreement to the Registration Rights Agreements to suspend the Company’s registration obligations under the Registration Rights Agreements and related subscription agreements during any period when the “Standstill” provision set forth in 5(u) of the related subscription agreements is in effect.

14. Subsequent Events

On January 11, 2015, the Series B Common Warrants reached the Reset Date, in accordance with the original terms of the agreement, and the warrant exercise price was reset to $1.57.

On January 14, 2015, holders of the Series C preferred stock converted 96,571 shares into 120,714 shares of common stock.

Between January 10, 2015 and February 25, 2015, holders of the Series A-1 preferred stock converted 64,019 shares into 38,456 shares of common stock.

Between March 3, 2015 and March 20, 2015, holders of the Company’s Series B Preferred Stock converted a total of 106,437 of those shares into 276,883 shares of common stock.

Exchange of Preferred Stock and Warrants

On March 25, 2015, the Company entered into separate exchange agreements (the “Exchange Agreements”) with certain holders (each an “Exchange Holder”; collectively the “Exchange Holders”) of the Company’s Series A-1 preferred stock and Merger Warrants (the “Series A-1 Exchange Securities”) and holders of the Company’s Series B preferred stock and Series B Warrants (the “Series B Exchange Securities” and, collectively with the Series A-1 Exchange Securities, the “Exchange Securities”), all previously issued by the Company. Pursuant to the Exchange Agreements, the Exchange Holders exchanged the Exchange Securities and relinquished any and all other rights they may have had pursuant to the Exchange Securities, their respective governing agreements and certificates of designation, including any related registration rights, in exchange for an aggregate of 2,588,407 shares of the Company’s common stock and an aggregate of 237,647 shares of the Company’s newly designated Series D Convertible preferred stock (the “Series D preferred stock” and together with the common stock issuable pursuant to the Exchange Agreements and the common stock issuable upon conversion of the Series D preferred stock, the “Securities”).

Additionally, for as long as a certain principal holder of Exchange Securities holds Securities issued pursuant to the Exchange Agreements, subject to certain exceptions, the Company is restricted from issuing any shares of common stock or securities convertible into common stock, enter into any equity line of credit or issue any floating or variable priced equity linked instrument.

No commission or other payment was received by the Company in connection with the Exchange Agreements.

Series D Preferred Stock

As contemplated by the Exchange Agreements and as approved by the Company’s Board of Directors, the Company filed with the Secretary of State of the State of Delaware a Certificate of Designation of Preferences, Rights and Limitations of Series D Convertible Preferred Stock (the “Series D Certificate of Designations”), on March 25, 2015. Pursuant to the Series D Certificate of Designations, the Company designated 1,000,000 shares of its blank check preferred stock as Series D preferred stock. Each share of Series D preferred stock has a stated value of $0.01 per share. In the event of a liquidation, dissolution or winding up of the Company, each share of Series D preferred stock will be entitled to a per share preferential payment equal to the stated value. Each share of Series D preferred stock is convertible into 100 shares of common stock. The conversion ratio is subject to adjustment in the event of stock splits, stock dividends, combination of shares and similar recapitalization transactions. The Company is prohibited from effecting the conversion of the Series D preferred stock to the extent that, as a result of such conversion, the holder beneficially owns more than 4.99% (provided that certain investors elected to block their beneficial ownership initially at 2.49% in the Exchange Agreements), in the aggregate, of the issued and outstanding shares of the Company’s common stock calculated immediately after giving effect to the issuance of shares of common stock upon the conversion of the Series D preferred stock (the “Beneficial Ownership Limitation”). Each share of Series D preferred stock entitles the holder to vote on all matters voted on by holders of common stock. With respect to any such vote, each share of Series D preferred stock entitles the holder to cast such number of votes equal to the number of shares of common stock such shares of Series D preferred stock are convertible into at such time, but not in excess of the Beneficial Ownership Limitation.

After giving effect to the transactions contemplated by the Exchange Agreements, and prior to Private Placement Financing noted in our Subsequent Events the Company had 5,827,327 shares of common stock issued and outstanding and 237,647 shares of Series D preferred stock outstanding convertible into an aggregate of 23,764,700 shares of common stock, without giving effect to any Beneficial Ownership Limitation.

As of March 25, 2015, pursuant to the terms of the Exchange Agreements, the MabVax Therapeutics Securities Purchase Agreement, Series A-1 Registration Rights Agreement, the Series B Purchase Agreement and the Series B Registration Rights Agreement were terminated, and all rights covenants, agreements and obligations contained therein, are of no further force or effect.

Private Placement Transaction

On March 31, 2015 the Company accepted subscription agreements (the “Subscription Agreements”) in a private placement issuance of 6,661,000 Units, as described below, and received proceeds of $4,662,957, net of $332,793 in issuance costs. The Company also agreed to issue and sell, subject to customary closing conditions, additional Units for an aggregate private placement of up to 21,333,333 shares of the Company’s common stock (or, for purchasers who would hold 5% or more of the Company’s common stock, shares of the Company’s Series E Convertible preferred stock, par value $0.01 per share (the “Series E preferred stock”) convertible into an equivalent number of shares of such common stock) (such shares of common stock and Series E preferred stock, the “PIPE Shares”) and, for each share of common stock so purchased (or issuable upon conversion of each share of Series E preferred stock so purchased) warrants to purchase one-half of one share of common stock (collectively, the “Private Placement” and the “PIPE Warrants” and, together with the PIPE Shares, the “Units”). Upon closing, the Company will sell Units with an aggregate purchase price of up to $16,000,000 (or $0.75 for each Unit). The Series E preferred stock is described below.

The PIPE Warrants are exercisable upon issuance at the Closing Date (as defined in the Subscription Agreement), expire 30 months from the Closing Date and may be exercised for cash or on a cashless basis. The PIPE Warrants will initially have a per share exercise price of $1.50, subject to certain adjustments. The Company is prohibited from effecting the exercise of the PIPE Warrants to the extent that, as a result of such exercise, the holder beneficially owns more than 4.99% in the aggregate, of the issued and outstanding shares of the Company’s common stock calculated immediately after giving effect to the issuance of shares of common stock upon the exercise of the PIPE Warrants.

In connection with the Private Placement, the Company also entered into a Registration Rights Agreement with the PIPE Purchasers (the “PIPE Registration Rights Agreement”). Pursuant to the PIPE Registration Rights Agreement, the Company has agreed to file a registration statement with the SEC covering resales of up to 25% of common stock issued under the Subscription Agreements and shares issuable upon conversion of the Series E preferred stock (together, the “Registrable Securities”) by the PIPE Purchasers no later than 60 days following the Closing Date, and to use its commercially reasonable best efforts to have such registration statement declared effective with 120 days after filing. The Company will bear all expenses of such registration of the resale of the Registrable Securities. PIPE Purchasers also may be required under certain circumstances to agree to refrain from resales of a percentage of their securities upon request of an underwriter or placement agent in a future offering.

Series E Preferred Stock

As approved by the Company’ Board of Directors, the Company filed with the Secretary of State of the State of Delaware a Certificate of Designation of Preferences, Rights and Limitations of Series E Convertible preferred stock (the “Series E Certificate of Designations”), on March 31, 2015. Pursuant to the Series E Certificate of Designations, the Company designated 100,000 shares of its blank check preferred stock as Series E preferred stock. Each share of Series E preferred stock has a stated value of $75.00 per share. In the event of a liquidation, dissolution or winding up of the Company, each share of Series E preferred stock will be entitled to a per share preferential payment equal to $0.01 per share. Each share of Series E preferred stock is convertible into 100 shares of common stock. The conversion ratio is subject to adjustment in the event of stock splits, stock dividends, combination of shares and similar recapitalization transactions. In addition, until the earlier of (i) twenty-four (24) months from the Final Closing Date (as defined in the Subscription Agreement), (ii) the date the Company consummates a financing (excluding proceeds from the sale of the Series E preferred stock) in which the Company receives gross proceeds of at least Ten Million Dollars ($10,000,000) and (iii) the date the Company’s common stock is listed for trading on a national securities exchange, if the Company issues or sells any shares of common stock at a price less than $0.75 (a “New Issuance”), the Conversion Price of the Series E preferred stock is automatically adjusted to the New Issuance price. The Company is prohibited from effecting the conversion of the Series E preferred stock to the extent that, as a result of such conversion, the holder beneficially owns more than 4.99%, in the aggregate, of the issued and outstanding shares of the Company’s common stock calculated immediately after giving effect to the issuance of shares of common stock upon the conversion of the Series E preferred stock (the “Series E Beneficial Ownership Limitation”). Each share of Series E preferred stock entitles the holder to vote on all matters voted on by holders of common stock. With respect to any such vote, each share of Series E preferred stock entitles the holder to cast such number of votes equal to the number of shares of common stock such shares of Series E preferred stock are convertible into at such time, but not in excess of the Series E Beneficial Ownership Limitation. All, none or a portion of the Series E preferred stock may be issued in connection with the Subscription Agreements including with respect to any subscriptions that may be accepted in the discretion of the Company in connection with any closings which the Company may elect to accept following the date of this report.

Issuance of Common Stock under Common Stock Purchase Agreement

In connection with the July 2014 Private Placement Transaction, or July 2014 Financing, the Company assumed certain obligations to issue additional shares to investors in the July 2014 Financing if a subsequent financing was at a price per share lower than the price per share in the July 2014 Financing. The Company therefore issued an aggregate of 88,093 shares of common stock that were required to be issued in connection with the Private Placement.

Amendment of Equity Incentive Plan

On March 31, 2015 the Company approved a Second Amended and Restated 2014 Employee, Director and Consultant Equity Incentive Plan (the “Plan”), effective as of and contingent upon the consummation of the initial closing of the sale of Units pursuant to the Subscription Agreement, to increase the number of shares reserved for issuance under the Plan from 158,073 to 8,360,789 shares of common stock. Additional changes to the Plan include:

•	An “evergreen” provision to reserve additional shares for issuance under the Plan on an annual basis commencing on the first day of fiscal 2016 and ending on the second day of fiscal 2024, such that the number of shares that may be issued under the Plan shall be increased by an amount equal to the lesser of: (i) 8,000,000 or the equivalent of such number of shares after the administrator, in its sole discretion, has interpreted the effect of any stock split, stock dividend, combination, recapitalization or similar transaction in accordance with the Plan; (ii) the number of shares necessary such that the total shares reserved under the Plan equals (x) 15% of the number of outstanding shares of common stock on such date (assuming the conversion of all outstanding shares of Preferred Stock (as defined in the Plan) and other outstanding convertible securities and exercise of all outstanding warrants to purchase common stock) plus (y) 229,000; and (iii) an amount determined by the Board;

•	Provide that no more than 3,000,000 shares may be granted to any participant in any fiscal year.

•	Provisions to allow for performance based equity awards to be issued by the Company in accordance with Section 162(m) of the Internal Revenue Code.